UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA VIRGINIA BOND FUND - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2009

[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC Of USAA VIRGINIA BOND FUND]

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     ANNUAL REPORT
     USAA VIRGINIA BOND FUND
     MARCH 31, 2009

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES.

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TYPES OF INVESTMENTS

Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           5

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

  Distributions to Shareholders                                               17

  Report of Independent Registered Public Accounting Firm                     18

  Portfolio of Investments                                                    19

  Notes to Portfolio of Investments                                           24

  Financial Statements                                                        25

  Notes to Financial Statements                                               28

EXPENSE EXAMPLE                                                               39

TRUSTEES' AND OFFICERS' INFORMATION                                           41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"BUT BECAUSE FINANCIAL MARKETS TEND TO
OVERREACT IN ONE DIRECTION OR THE OTHER,         [PHOTO OF CHRISTOPHER W. CLAUS]
I WAS NOT SURPRISED TO SEE A REBOUND."

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APRIL 2009

For more than a year, the U.S. economy has been in recession, and economic conditions have put a strain on the financial system. In response, Americans have cut back on their spending, which has pushed down corporate earnings. To compensate for the lost revenue, many companies are reducing staff, boosting unemployment.

What does this have to do with tax-exempt investments? As economic activity slows, states and municipalities have seen a drop in sales tax and income tax revenues. They already are trying to do more with less; many are cutting services. But with revenues down, a significant number of states and municipalities may be forced to use their taxing power to fill the resulting budgetary gap.

The silver lining in this dark cloud is the shower of federal stimulus dollars. Government money is easing budget concerns at the state level while helping to fund special projects such as infrastructure construction. Plus, because state and local governments collectively are the nation's largest employers, the stimulus is a direct way to put Americans back to work.

Meanwhile, municipal bonds have been weathering the storm -- despite the extreme volatility of the past year. In the fourth quarter of 2008, as the crisis in the credit markets unfolded, many financial institutions had to raise money to fund minimum capital requirements or, in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest quality

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2  | USAA VIRGINIA BOND FUND

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holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. The flood of supply overwhelmed demand, pushing yields to higher levels and the prices of municipal bonds below their intrinsic value.

But because financial markets tend to overreact in one direction or the other, I was not surprised to see a rebound. Municipals enjoyed a strong rally in early 2009. As of the writing of this commentary, we expect the share prices of our municipal portfolio to recover further. In the meantime, our investors are being rewarded handsomely for their patience, by the portfolio's good value and above-average yields. These yields are -- to paraphrase an old American standard -- raining pennies from heaven on you and me. For example, on March 31, 2009, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 5.30%. To match that, a fully taxable investment for those in the 35% tax bracket must pay 8.15%.** If you have an investment time horizon of at least three years, I believe you will find yourself very well positioned as a shareholder in a USAA tax exempt fund.

                                                                     (CONTINUED)

*Calculated as prescribed by the Securities and Exchange Commission.

**As of 3/31/09, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -5.33%, 5-year 1.10%, 10-year 3.37%, with dividend returns of 5.06%, 4.59%, and 4.98%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 7.78%, 5-year 7.06%, 10-year 7.66%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The USAA Tax Exempt Long-Term Fund's expense ratio is 0.48%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

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                                                        PRESIDENT'S MESSAGE |  3

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Furthermore, tax-exempt securities -- which generally offer income free from income taxes at the federal and, in some cases, state level -- are likely to become even more appealing if the U.S. government raises income taxes. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. Under the circumstances, more and more people will want to shelter their income, and investing in tax-exempt bonds is one way to do it.

At USAA, we continue to be pleased with the income distributions of your tax-exempt funds, and remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax -- also known as the AMT -- for individual taxpayers.

From all of us here, we appreciate the opportunity to help you with your investment needs. Thank you for your trust and confidence in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

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4  | USAA VIRGINIA BOND FUND

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MANAGER'S
COMMENTARY
ON THE FUND

JOHN BONNELL, CFA
USAA Investment Management Company                       [PHOTO OF JOHN BONNELL]

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o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO MARCH 31, 2009?

  Your tax-exempt USAA Virginia Bond Fund provided a total return of -1.29% versus an average of -3.09% for the 32 funds in the Lipper Virginia Municipal Debt Funds Average. This compares to a 2.27% return for the Barclays Capital Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index)*, and a -0.06% return for the Lipper Virginia Municipal Debt Funds Index.

  The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.98%, compared to the Lipper category average of 4.40%.

o WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

  From April 1, 2008, until the final three months of 2008, the Federal Reserve (the Fed) reduced short-term interest rates only once. However,

  Refer to pages 13 and 14 for benchmark definitions.

  Past performance is no guarantee of future results.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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                 o  30-YEAR AAA G.O. AND TREASURY BOND YIELDS  o

              [CHART OF 30-YEAR AAA G.O. AND TREASURY BOND YIELDS]

                             30-YEAR MUNICIPAL                    30-YEAR U.S.
                               AAA G.O. BONDS                    TREASURY BONDS
                             -----------------                   --------------
 3/31/08                            4.96%                             4.29%
  4/1/08                            4.95                              4.40
  4/2/08                            4.96                              4.41
  4/3/08                            4.96                              4.38
  4/4/08                            4.93                              4.31
  4/7/08                            4.89                              4.35
  4/8/08                            4.91                              4.38
  4/9/08                            4.88                              4.32
 4/10/08                            4.81                              4.35
 4/11/08                            4.81                              4.30
 4/14/08                            4.79                              4.35
 4/15/08                            4.79                              4.44
 4/16/08                            4.78                              4.49
 4/17/08                            4.79                              4.53
 4/18/08                            4.79                              4.50
 4/21/08                            4.79                              4.49
 4/22/08                            4.79                              4.45
 4/23/08                            4.78                              4.49
 4/24/08                            4.79                              4.55
 4/25/08                            4.82                              4.59
 4/28/08                            4.84                              4.56
 4/29/08                            4.82                              4.55
 4/30/08                            4.80                              4.47
  5/1/08                            4.82                              4.50
  5/2/08                            4.83                              4.58
  5/5/08                            4.87                              4.60
  5/6/08                            4.88                              4.66
  5/7/08                            4.88                              4.61
  5/8/08                            4.88                              4.54
  5/9/08                            4.85                              4.52
 5/12/08                            4.81                              4.54
 5/13/08                            4.80                              4.64
 5/14/08                            4.81                              4.61
 5/15/08                            4.76                              4.55
 5/16/08                            4.73                              4.58
 5/19/08                            4.70                              4.57
 5/20/08                            4.70                              4.53
 5/21/08                            4.67                              4.54
 5/22/08                            4.67                              4.62
 5/23/08                            4.69                              4.57
 5/26/08                            4.69                              4.57
 5/27/08                            4.67                              4.64
 5/28/08                            4.70                              4.69
 5/29/08                            4.72                              4.75
 5/30/08                            4.74                              4.72
  6/2/08                            4.72                              4.67
  6/3/08                            4.72                              4.62
  6/4/08                            4.71                              4.70
  6/5/08                            4.71                              4.74
  6/6/08                            4.72                              4.63
  6/9/08                            4.70                              4.63
 6/10/08                            4.72                              4.70
 6/11/08                            4.74                              4.70
 6/12/08                            4.74                              4.76
 6/13/08                            4.81                              4.79
 6/16/08                            4.82                              4.79
 6/17/08                            4.83                              4.77
 6/18/08                            4.83                              4.71
 6/19/08                            4.86                              4.76
 6/20/08                            4.87                              4.73
 6/23/08                            4.90                              4.70
 6/24/08                            4.92                              4.64
 6/25/08                            4.92                              4.64
 6/26/08                            4.93                              4.60
 6/27/08                            4.91                              4.52
 6/30/08                            4.87                              4.53
  7/1/08                            4.86                              4.55
  7/2/08                            4.83                              4.50
  7/3/08                            4.80                              4.54
  7/4/08                            4.80                              4.53
  7/7/08                            4.80                              4.49
  7/8/08                            4.75                              4.45
  7/9/08                            4.71                              4.42
 7/10/08                            4.68                              4.42
 7/11/08                            4.65                              4.54
 7/14/08                            4.65                              4.45
 7/15/08                            4.64                              4.46
 7/16/08                            4.61                              4.59
 7/17/08                            4.64                              4.61
 7/18/08                            4.64                              4.65
 7/21/08                            4.67                              4.62
 7/22/08                            4.69                              4.66
 7/23/08                            4.76                              4.68
 7/24/08                            4.79                              4.60
 7/25/08                            4.77                              4.69
 7/28/08                            4.79                              4.60
 7/29/08                            4.78                              4.63
 7/30/08                            4.80                              4.65
 7/31/08                            4.80                              4.57
  8/1/08                            4.80                              4.56
  8/4/08                            4.80                              4.59
  8/5/08                            4.80                              4.64
  8/6/08                            4.80                              4.69
  8/7/08                            4.83                              4.56
  8/8/08                            4.83                              4.54
 8/11/08                            4.81                              4.61
 8/12/08                            4.83                              4.54
 8/13/08                            4.81                              4.56
 8/14/08                            4.81                              4.52
 8/15/08                            4.79                              4.47
 8/18/08                            4.77                              4.44
 8/19/08                            4.77                              4.47
 8/20/08                            4.77                              4.45
 8/21/08                            4.74                              4.46
 8/22/08                            4.74                              4.47
 8/25/08                            4.76                              4.40
 8/26/08                            4.74                              4.39
 8/27/08                            4.74                              4.38
 8/28/08                            4.74                              4.38
 8/29/08                            4.74                              4.42
  9/1/08                            4.74                              4.42
  9/2/08                            4.73                              4.36
  9/3/08                            4.73                              4.32
  9/4/08                            4.72                              4.26
  9/5/08                            4.69                              4.30
  9/8/08                            4.68                              4.27
  9/9/08                            4.68                              4.17
 9/10/08                            4.68                              4.23
 9/11/08                            4.68                              4.22
 9/12/08                            4.68                              4.32
 9/15/08                            4.66                              4.02
 9/16/08                            4.66                              4.09
 9/17/08                            4.69                              4.07
 9/18/08                            4.76                              4.19
 9/19/08                            4.93                              4.38
 9/22/08                            5.03                              4.42
 9/23/08                            5.07                              4.38
 9/24/08                            5.06                              4.41
 9/25/08                            5.12                              4.41
 9/26/08                            5.15                              4.37
 9/29/08                            5.17                              4.11
 9/30/08                            5.20                              4.31
 10/1/08                            5.23                              4.22
 10/2/08                            5.23                              4.15
 10/3/08                            5.31                              4.09
 10/6/08                            5.31                              3.97
 10/7/08                            5.31                              4.03
 10/8/08                            5.31                              4.05
 10/9/08                            5.33                              4.10
10/10/08                            5.38                              4.14
10/13/08                            5.38                              4.14
10/14/08                            5.50                              4.28
10/15/08                            5.65                              4.19
10/16/08                            5.72                              4.26
10/17/08                            5.81                              4.32
10/20/08                            5.89                              4.26
10/21/08                            5.89                              4.22
10/22/08                            5.84                              4.06
10/23/08                            5.73                              4.05
10/24/08                            5.61                              4.07
10/27/08                            5.46                              4.05
10/28/08                            5.34                              4.19
10/29/08                            5.34                              4.24
10/30/08                            5.32                              4.33
10/31/08                            5.33                              4.37
 11/3/08                            5.35                              4.32
 11/4/08                            5.32                              4.19
 11/5/08                            5.32                              4.18
 11/6/08                            5.29                              4.20
 11/7/08                            5.23                              4.27
11/10/08                            5.20                              4.19
11/11/08                            5.20                              4.19
11/12/08                            5.18                              4.17
11/13/08                            5.18                              4.36
11/14/08                            5.18                              4.23
11/17/08                            5.18                              4.19
11/18/08                            5.18                              4.12
11/19/08                            5.15                              3.91
11/20/08                            5.14                              3.49
11/21/08                            5.14                              3.69
11/24/08                            5.17                              3.78
11/25/08                            5.25                              3.62
11/26/08                            5.30                              3.52
11/27/08                            5.30                              3.52
11/28/08                            5.30                              3.44
 12/1/08                            5.30                              3.21
 12/2/08                            5.31                              3.18
 12/3/08                            5.33                              3.16
 12/4/08                            5.35                              3.04
 12/5/08                            5.42                              3.13
 12/8/08                            5.47                              3.15
 12/9/08                            5.57                              3.04
12/10/08                            5.67                              3.09
12/11/08                            5.72                              3.06
12/12/08                            5.77                              3.04
12/15/08                            5.77                              2.96
12/16/08                            5.77                              2.74
12/17/08                            5.77                              2.65
12/18/08                            5.74                              2.52
12/19/08                            5.62                              2.55
12/22/08                            5.50                              2.62
12/23/08                            5.45                              2.64
12/24/08                            5.40                              2.63
12/25/08                            5.40                              2.63
12/26/08                            5.40                              2.61
12/29/08                            5.36                              2.63
12/30/08                            5.36                              2.56
12/31/08                            5.26                              2.68
  1/1/09                            5.26                              2.68
  1/2/09                            5.19                              2.80
  1/5/09                            5.17                              3.03
  1/6/09                            5.13                              3.00
  1/7/09                            5.10                              3.04
  1/8/09                            5.02                              3.05
  1/9/09                            4.96                              3.06
 1/12/09                            4.91                              2.99
 1/13/09                            4.86                              3.00
 1/14/09                            4.80                              2.89
 1/15/09                            4.73                              2.87
 1/16/09                            4.72                              2.88
 1/19/09                            4.72                              2.88
 1/20/09                            4.72                              2.98
 1/21/09                            4.72                              3.16
 1/22/09                            4.79                              3.26
 1/23/09                            4.93                              3.32
 1/26/09                            5.02                              3.38
 1/27/09                            5.05                              3.24
 1/28/09                            5.04                              3.42
 1/29/09                            5.02                              3.61
 1/30/09                            5.02                              3.60
  2/2/09                            5.02                              3.48
  2/3/09                            4.98                              3.68
  2/4/09                            4.93                              3.68
  2/5/09                            4.88                              3.65
  2/6/09                            4.86                              3.70
  2/9/09                            4.83                              3.65
 2/10/09                            4.83                              3.49
 2/11/09                            4.80                              3.45
 2/12/09                            4.80                              3.52
 2/13/09                            4.80                              3.68
 2/16/09                            4.80                              3.67
 2/17/09                            4.80                              3.48
 2/18/09                            4.80                              3.55
 2/19/09                            4.80                              3.67
 2/20/09                            4.83                              3.57
 2/23/09                            4.84                              3.51
 2/24/09                            4.88                              3.49
 2/25/09                            4.88                              3.59
 2/26/09                            4.88                              3.68
 2/27/09                            4.88                              3.71
  3/2/09                            4.89                              3.61
  3/3/09                            4.90                              3.60
  3/4/09                            4.92                              3.67
  3/5/09                            4.96                              3.49
  3/6/09                            4.96                              3.55
  3/9/09                            4.96                              3.57
 3/10/09                            4.96                              3.73
 3/11/09                            4.96                              3.66
 3/12/09                            4.96                              3.61
 3/13/09                            4.91                              3.67
 3/16/09                            4.91                              3.76
 3/17/09                            4.93                              3.83
 3/18/09                            4.97                              3.53
 3/19/09                            4.99                              3.63
 3/20/09                            4.97                              3.66
 3/23/09                            4.93                              3.69
 3/24/09                            4.91                              3.64
 3/25/09                            4.91                              3.74
 3/26/09                            4.91                              3.65
 3/27/09                            4.91                              3.61
 3/30/09                            4.91                              3.60
 3/31/09                            4.91                              3.54

                                   [END CHART]

         Source: Bloomberg Finance L.P.

            Data from 3/31/08 through 3/31/09.

  as the credit crisis worsened and economic conditions deteriorated, the Fed moved aggressively to pump liquidity into the markets, cutting the federal funds target rate from 2.00% to a range between a quarter-percent and zero.

  The tax-exempt market was volatile throughout the period, particularly during the fourth quarter of 2008, as additional liquidity challenges emerged. To raise cash, certain institutional investors were forced to sell their municipal holdings. The selling flooded the market with supply, depressing prices and boosting yields. A strong rally, which began in mid-December, allowed the market to regain some ground. Nevertheless, yields remain relatively high by historical standards. The yield on 30-year tax-exempt AAA general obligation bonds was 4.95% on April 1, 2008, rising dramatically to 5.89% on

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6  | USAA VIRGINIA BOND FUND

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  October 20, 2008, and closing the period at 4.91%. Trading at 139% of 30-year U.S. Treasury bonds, municipals were at very attractive levels at March 31, 2009.

  The underlying credit quality of most municipalities remained solid. In recent years, many municipal issuers built up their financial reserves, and most are responding to the economic slowdown by cutting costs and looking for ways to raise revenue. Unlike corporate issuers, many states and municipalities are required by law to balance their budgets. As of the writing of this commentary, the federal government also is providing significant stimulus money.

o WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

  The commonwealth of Virginia is one of the few states to maintain a AAA designation by all three major rating agencies. A long history of conservative financial practices, a manageable debt burden, and a fairly substantial economic base traditionally have been positive credit strengths. Nevertheless, Virginia's economy, along with the rest of the nation's, has weakened as indicated by falling employment levels. Tax revenues also have come under pressure, but this is offset in the short-term by the commonwealth's sizable financial reserves. As in the past, it is expected that appropriate actions will be taken to maintain fiscal balance over the long term.

o WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

  We continued to invest the Fund in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax, also known as the AMT, for individuals.

  Our investments have an income orientation because OVER TIME INCOME USUALLY PROVIDES THE MAJORITY OF A BOND'S TOTAL RETURN.

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                                           MANAGER'S COMMENTARY ON THE FUND |  7

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  All of the holdings in your Fund continued to pay principal and interest. In an effort to identify attractive investment opportunities, we conducted our own independent research rather than relying on credit agencies or bond insurers to do our work for us.

o WHAT IS THE OUTLOOK?

  As of the writing of this commentary, we believe supply and demand pressures have temporarily depressed municipal bond prices. Tax-exempt bonds continue to look attractive based upon relatively high yields, the potential for capital appreciation as the credit markets normalize, and a low risk of default.

  We plan to take advantage of the relative cheapness of municipal bonds by looking for attractive opportunities to improve the Fund's long-term dividend return. In doing so, we will continue to work to maximize the portfolio's after-tax total return. Thank you for the trust you have placed in us.

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8  | USAA VIRGINIA BOND FUND

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FUND RECOGNITION

USAA VIRGINIA BOND FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 698 funds within the Lipper Single State Municipal Debt Funds category for the overall period ended March 31, 2009. The Fund received a Lipper Leader rating for Expense among 698, 674, and 564 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of March 31, 2009.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA VIRGINIA BOND FUND (Ticker Symbol: USVAX)

--------------------------------------------------------------------------------
                                            3/31/09                  3/31/08
--------------------------------------------------------------------------------
Net Assets                              $506.6 Million           $533.8 Million
Net Asset Value Per Share                    $10.23                   $10.88

LAST 12 MONTHS
Tax-Exempt Dividends Per Share               $0.509                   $0.497
Capital Gain Distributions Per Share           --                     $0.021

--------------------------------------------------------------------------------
                                           3/31/09                   3/31/08
--------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                       14.6 Years                15.6 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
    30-DAY SEC YIELD*                                        EXPENSE RATIO(+)
--------------------------------------------------------------------------------
     AS OF 3/31/09                                                 0.54%
         4.32%

*Calculated as prescribed by the Securities and Exchange Commission.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA VIRGINIA BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2009

--------------------------------------------------------------------------------
               TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------

10 YEARS          3.60%         =          4.70%          +       (1.10)%
5 YEARS           1.66%         =          4.36%          +       (2.70)%
1 YEAR           (1.29)%        =          4.68%          +       (5.97)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED MARCH 31, 2000-MARCH 31, 2009

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                       TOTAL RETURN     DIVIDEND RETURN    CHANGE IN SHARE PRICE
                       ------------     ---------------    ---------------------
        3/31/2000         -2.00%             5.20%                -7.20%
        3/31/2001         11.45%             5.84%                 5.61%
        3/31/2002          3.02%             4.88%                -1.86%
        3/31/2003         10.07%             4.75%                 5.32%
        3/31/2004          5.93%             4.56%                 1.37%
        3/31/2005          2.34%             4.28%                -1.94%
        3/31/2006          3.61%             4.30%                -0.69%
        3/31/2007          4.99%             4.35%                 0.64%
        3/31/2008         -1.17%             4.28%                -5.45%
        3/31/2009         -1.29%             4.68%                -5.97%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 3/31/2009, and assuming Virginia state tax
rates of:                               5.75%      5.75%      5.75%      5.75%
and marginal federal tax
rates of:                              25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.70%               6.65%      6.93%      7.44%      7.67%
5 Years             4.36%               6.17%      6.42%      6.90%      7.12%
1 Year              4.68%               6.62%      6.90%      7.41%      7.64%

To match the Fund's closing 30-day SEC Yield of 4.32%, on 3/31/2009,

A FULLY TAXABLE INVESTMENT MUST PAY:    6.11%      6.37%      6.84%      7.05%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2008 tax rates.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL         LIPPER VIRGINIA
                   MUNICIPAL BOND           MUNICIPAL DEBT         USAA VIRGINIA
                      INDEX                  FUNDS INDEX             BOND FUND
                  ----------------         ---------------         -------------
03/31/99            $10,000.00               $10,000.00             $10,000.00
04/30/99             10,024.92                10,031.74               9,956.18
05/31/99              9,966.91                 9,966.23               9,976.18
06/30/99              9,823.53                 9,827.36              10,010.37
07/31/99              9,859.27                 9,842.17               9,944.90
08/31/99              9,780.23                 9,734.24               9,808.94
09/30/99              9,784.31                 9,710.88               9,815.84
10/31/99              9,678.31                 9,560.82               9,693.09
11/30/99              9,781.25                 9,650.28               9,657.41
12/31/99              9,708.33                 9,556.32               9,485.31
01/31/00              9,666.05                 9,491.99               9,550.02
02/29/00              9,778.39                 9,618.38               9,441.66
03/31/00              9,992.03                 9,825.43               9,387.23
04/30/00              9,933.01                 9,772.56               9,567.89
05/31/00              9,881.33                 9,706.77               9,776.58
06/30/00             10,143.18                 9,950.54               9,727.45
07/31/00             10,284.31                10,087.49               9,665.82
08/31/00             10,442.81                10,238.02               9,932.84
09/30/00             10,388.48                10,186.56              10,089.90
10/31/00             10,501.84                10,281.81              10,238.08
11/30/00             10,581.29                10,345.85              10,198.38
12/31/00             10,842.73                10,606.92              10,293.02
01/31/01             10,950.16                10,674.48              10,386.63
02/28/01             10,984.88                10,737.98              10,685.91
03/31/01             11,083.33                10,829.07              10,725.48
04/30/01             10,963.23                10,696.63              10,800.62
05/31/01             11,081.29                10,812.81              10,893.20
06/30/01             11,155.43                10,894.20              10,728.66
07/31/01             11,320.67                11,045.06              10,841.99
08/31/01             11,507.15                11,221.07              10,944.63
09/30/01             11,468.55                11,133.23              11,129.26
10/31/01             11,605.19                11,263.73              11,311.81
11/30/01             11,507.35                11,170.92              11,186.12
12/31/01             11,398.49                11,070.32              11,322.66
01/31/02             11,596.20                11,221.55              11,241.24
02/28/02             11,735.91                11,360.96              11,144.88
03/31/02             11,505.92                11,154.87              11,297.53
04/30/02             11,730.80                11,335.18              11,452.43
05/31/02             11,802.09                11,404.64              11,223.99
06/30/02             11,926.88                11,497.31              11,430.70
07/31/02             12,080.27                11,643.79              11,498.48
08/31/02             12,225.49                11,753.64              11,601.31
09/30/02             12,493.26                12,003.58              11,748.47
10/31/02             12,286.15                11,760.77              11,899.05
11/30/02             12,235.09                11,708.63              12,199.03
12/31/02             12,493.26                11,972.15              11,932.36
01/31/03             12,461.60                11,899.91              11,874.05
02/28/03             12,635.83                12,092.34              12,178.82
03/31/03             12,643.38                12,089.26              12,099.20
04/30/03             12,726.92                12,201.27              12,354.43
05/31/03             13,024.92                12,479.09              12,354.27
06/30/03             12,969.57                12,409.00              12,505.05
07/31/03             12,515.73                11,977.51              12,796.55
08/31/03             12,609.07                12,072.12              12,659.08
09/30/03             12,979.78                12,391.59              12,158.36
10/31/03             12,914.42                12,341.15              12,302.30
11/30/03             13,049.02                12,481.80              12,681.49
12/31/03             13,157.07                12,577.13              12,599.94
01/31/04             13,232.44                12,632.71              12,772.99
02/29/04             13,431.58                12,831.63              12,874.68
03/31/04             13,384.81                12,760.22              12,898.54
04/30/04             13,067.81                12,472.64              13,140.76
05/31/04             13,020.43                12,438.13              13,087.07
06/30/04             13,067.81                12,477.15              12,760.30
07/31/04             13,239.79                12,630.25              12,703.57
08/31/04             13,505.11                12,859.40              12,750.43
09/30/04             13,576.80                12,923.19              12,932.71
10/31/04             13,693.63                13,029.50              13,180.05
11/30/04             13,580.68                12,915.53              13,249.85
12/31/04             13,746.53                13,082.49              13,387.61
01/31/05             13,875.00                13,208.55              13,287.41
02/28/05             13,828.84                13,158.17              13,451.13
03/31/05             13,741.63                13,071.39              13,574.71
04/30/05             13,958.34                13,266.25              13,507.80
05/31/05             14,056.99                13,366.63              13,393.55
06/30/05             14,144.20                13,443.16              13,616.37
07/31/05             14,080.27                13,380.75              13,709.04
08/31/05             14,222.43                13,503.17              13,792.05
09/30/05             14,126.64                13,417.88              13,723.10
10/31/05             14,040.85                13,339.70              13,841.39
11/30/05             14,108.26                13,390.73              13,752.34
12/31/05             14,229.58                13,500.96              13,667.86
01/31/06             14,267.98                13,523.59              13,716.72
02/28/06             14,363.77                13,611.77              13,851.77
03/31/06             14,264.71                13,523.53              13,861.76
04/30/06             14,259.81                13,515.07              13,971.29
05/31/06             14,323.33                13,573.56              13,880.51
06/30/06             14,269.41                13,512.79              13,854.74
07/31/06             14,439.14                13,661.73              13,904.66
08/31/06             14,653.40                13,855.05              13,849.11
09/30/06             14,755.32                13,939.26              14,005.45
10/31/06             14,847.84                14,024.14              14,226.56
11/30/06             14,971.61                14,136.87              14,315.20
12/31/06             14,918.71                14,078.52              14,412.86
01/31/07             14,880.52                14,053.66              14,550.01
02/28/07             15,076.60                14,221.79              14,471.76
03/31/07             15,039.42                14,176.52              14,443.48
04/30/07             15,083.95                14,227.61              14,632.48
05/31/07             15,017.16                14,163.89              14,571.04
06/30/07             14,939.34                14,080.03              14,632.68
07/31/07             15,055.15                14,163.00              14,544.35
08/31/07             14,990.20                14,007.07              14,445.01
09/30/07             15,212.01                14,218.73              14,508.29
10/31/07             15,279.83                14,272.67              14,285.07
11/30/07             15,377.25                14,314.41              14,540.14
12/31/07             15,419.94                14,297.01              14,607.34
01/31/08             15,614.38                14,452.25              14,664.41
02/29/08             14,899.51                13,762.01              14,627.84
03/31/08             15,325.37                14,121.20              14,811.38
04/30/08             15,504.70                14,318.88              14,030.35
05/31/08             15,598.45                14,440.88              14,398.66
06/30/08             15,422.39                14,272.12              14,627.07
07/31/08             15,481.01                14,267.88              14,791.31
08/31/08             15,662.18                14,384.46              14,658.31
09/30/08             14,927.70                13,779.46              14,622.67
10/31/08             14,775.33                13,448.28              14,746.85
11/30/08             14,822.31                13,346.62              14,032.80
12/31/08             15,038.40                13,379.96              13,660.71
01/31/09             15,588.85                13,976.82              13,605.64
02/28/09             15,670.76                14,110.52              13,542.74
03/31/09             15,673.62                14,113.44              14,027.15

                                   [END CHART]

                       Data from 3/31/99 through 3/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was referred to as the Lehman Brothers Municipal Bond Index. All tax-exempt bond funds will find it difficult to outperform the Barclays Capital index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                             USAA VIRGINIA             LIPPER VIRGINIA MUNICIPAL
                               BOND FUND                  DEBT FUNDS AVERAGE
                             -------------             -------------------------
3/31/2000                        5.55%                           4.84%
3/31/2001                        5.22                            4.62
3/31/2002                        4.94                            4.53
3/31/2003                        4.43                            4.13
3/31/2004                        4.28                            3.89
3/31/2005                        4.30                            3.90
3/31/2006                        4.30                            3.80
3/31/2007                        4.24                            3.70
3/31/2008                        4.57                            3.93
3/31/2009                        4.98                            4.40

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/00 to 3/31/09.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/09
                                (% of Net Assets)

                Escrowed Bonds ...........................  23.1%
                Appropriated Debt ........................  16.3%
                Hospital .................................  14.7%
                Special Assessment/Tax/Fee ...............  11.4%
                Education ................................   8.9%
                Nursing/CCRC .............................   6.0%
                Water/Sewer Utility ......................   5.5%
                General Obligation .......................   3.4%
                Real Estate Tax/Fee ......................   3.0%
                Airport/Port .............................   1.9%

You will find a complete list of securities that the Fund owns on pages 19-23.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 3/31/2009  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

        AAA                                                          23%
        AA                                                           36%
        A                                                            19%
        BBB                                                          14%
        BELOW INVESTMENT-GRADE                                        6%
        SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS           2%

                                  [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         Percentages are of the total market value of the Fund's investments.

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

The net investment income distributed by the Fund during the fiscal year ended March 31, 2009, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2009.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  17

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA VIRGINIA BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Virginia Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Virginia Bond Fund at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
San Antonio, Texas
May 14, 2009

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA    Economic Development Authority

  IDA    Industrial Development Authority/Agency

  PRE    Prerefunded to a date prior to maturity

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON      FINAL          VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (96.2%)

            VIRGINIA (94.2%)
$ 3,305     Abingdon Town IDA                                    5.25%     7/01/2016    $  3,310
  1,360     Abingdon Town IDA                                    5.38      7/01/2028       1,191
  2,500     Albemarle County IDA                                 5.00      1/01/2031       1,767
  5,755     Alexandria IDA (INS)(PRE)                            5.90     10/01/2020       6,249
 12,480     Alexandria IDA (INS)(PRE)(a)                         5.90     10/01/2030      13,551
  1,000     Amherst IDA                                          5.00      9/01/2026         789
  2,000     Amherst IDA                                          4.75      9/01/2030       1,404
  5,310     Bedford County EDA (INS)                             5.25      5/01/2031       5,241
  8,065     Biotechnology Research Park Auth.                    5.00      9/01/2021       8,381
  2,615     Capital Region Airport Commission (INS)              5.00      7/01/2031       2,617
  1,390     College Building Auth. (PRE)                         5.80      4/01/2016       1,473
  6,215     College Building Auth. (PRE)                         5.00      9/01/2019       6,564
  1,000     College Building Auth. (PRE)                         6.00      4/01/2020       1,062
  6,530     College Building Auth.                               5.00      9/01/2020       6,761
  5,000     College Building Auth.                               5.00      6/01/2029       4,003
  3,290     College Building Auth. (PRE)                         5.00      6/01/2036       3,811
 11,710     College Building Auth.                               5.00      6/01/2036       8,704
  5,400     Commonwealth Housing Dev. Auth.                      4.60      4/01/2028       4,894
  4,005     Commonwealth Port Auth.                              5.00      7/01/2030       4,043
 11,145     Fairfax (INS)                                        4.75      1/15/2035      11,062
  1,255     Fairfax                                              4.75      1/15/2036       1,244
  7,100     Fairfax County EDA                                   5.00     10/01/2027       5,140
 12,700     Fairfax County EDA (INS)                             5.00      4/01/2029      12,885
  7,980     Fairfax County EDA                                   5.00      1/15/2030       8,051
  6,150     Fairfax County EDA                                   5.00      4/01/2032       6,142
  5,750     Fairfax County EDA                                   4.88     10/01/2036       3,798
  7,500     Fairfax County EDA                                   5.13     10/01/2037       5,059
  2,000     Fairfax County Redevelopment and Housing Auth.       6.00     12/15/2028       2,007
  5,235     Fairfax County Water Auth. (PRE)                     5.63      4/01/2025       5,554
  1,000     Fairfax County Water Auth. (PRE)                     5.75      4/01/2030       1,062
  5,770     Farms of New Kent Community Dev. Auth.               5.45      3/01/2036       3,204
 12,275     Fauquier County IDA (INS)                            5.25     10/01/2025      10,487
  1,000     Fauquier County IDA                                  5.00     10/01/2027         795
  8,825     Fauquier County IDA                                  5.25     10/01/2037       6,647
  6,195     Frederick County IDA (INS)                           4.75      6/15/2036       5,791
  2,500     Fredericksburg City EDA                              5.25      6/15/2023       2,403
  7,500     Front Royal & Warren County IDA (INS)(a)             5.00      4/01/2029       7,481
  7,540     Galax IDA (INS)                                      5.75      9/01/2020       6,921

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON      FINAL          VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
$ 9,030     Hampton (INS)                                        5.25%     1/15/2023    $  9,253
  9,000     Hampton Roads Sanitation District                    5.00      4/01/2033       9,045
 12,185     Hanover County IDA (INS)                             6.38      8/15/2018      14,058
 10,000     Harrisonburg IDA (INS)                               4.50      8/15/2039       6,651
 10,000     Henrico County                                       5.00      5/01/2036      10,113
  3,200     Henrico County EDA                                   5.00     10/01/2027       2,385
  9,350     Henrico County EDA                                   5.60     11/15/2030       8,905
    400     Henrico County EDA (PRE)                             5.60     11/15/2030         460
  5,170     Henrico County EDA                                   5.00     10/01/2035       3,501
  4,105     Housing Dev. Auth.                                   4.50      1/01/2039       3,408
  3,500     Isle of Wight County IDA                             5.85      1/01/2018       2,841
  1,000     King George County IDA (INS)                         5.00      3/01/2032         983
  5,000     Lewistown Commerce Center Community Dev. Auth.       5.75      3/01/2017       4,114
  1,545     Lynchburg (PRE)                                      5.75      6/01/2030       1,653
  5,000     Marquis Community Dev. Auth.                         5.63      9/01/2018       4,079
  2,440     Montgomery County IDA (INS)(PRE)                     5.50      1/15/2022       2,661
  5,500     Montgomery County IDA                                5.00      2/01/2029       5,325
  3,170     Newport News (PRE)                                   5.75      5/01/2018       3,411
  6,750     Newport News (PRE)                                   5.75      5/01/2020       7,263
  5,245     Newport News EDA                                     5.00      7/01/2031       5,248
  1,850     Norfolk Redevelopment and Housing Auth.              5.50     11/01/2019       1,927
  5,000     Peninsula Town Center Community Dev. Auth.           6.45      9/01/2037       3,125
  2,815     Powhatan County EDA (INS)                            5.00      3/15/2032       2,682
  1,620     Prince William County (INS)                          5.00      9/01/2024       1,639
  1,210     Prince William County IDA                            5.50     10/01/2017       1,152
  1,695     Prince William County IDA                            5.00     10/01/2018       1,731
  1,350     Prince William County IDA                            5.50     10/01/2019       1,255
  3,370     Prince William County IDA                            4.88      1/01/2020       2,522
  3,985     Prince William County IDA                            5.38     10/01/2023       3,998
  8,000     Prince William County IDA                            5.13      1/01/2026       5,183
  7,500     Prince William County IDA                            5.50     10/01/2033       6,830
  4,000     Prince William County Service Auth. (INS)(PRE)       5.60      7/01/2024       4,092
  4,645     Public School Auth. (PRE)                            6.00      8/01/2019       4,779
 10,585     Public School Auth. (PRE)(a)                         5.50      8/01/2020      11,367
  5,310     Rappahannock Regional Jail Auth. (INS)               4.75     12/01/2031       4,894
  6,280     Rappahannock Regional Jail Auth. (INS)               4.50     12/01/2036       5,707
  1,790     Resources Auth. (PRE)                                5.63     10/01/2022       1,919
  3,945     Resources Auth.                                      4.75     11/01/2035       3,812
  2,000     Resources Auth.                                      4.38     11/01/2036       1,765
  2,150     Reynolds Crossing Community Dev. Auth.               5.10      3/01/2021       1,736
  2,500     Richmond (INS)                                       4.50      1/15/2033       2,322
  6,295     Richmond Convention Center Auth. (PRE)               6.13      6/15/2020       6,767
 14,750     Richmond Convention Center Auth. (PRE)(a)            6.13      6/15/2025      15,855

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON      FINAL          VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
$ 5,120     Roanoke County EDA (INS)                             5.00%    10/15/2027    $  5,190
  2,850     Roanoke County EDA (INS)                             5.00     10/15/2032       2,827
  4,285     Roanoke County EDA (INS)                             5.13     10/15/2037       4,289
  1,500     Small Business Financing Auth.                       5.25      9/01/2027       1,013
 15,000     Small Business Financing Auth.                       5.25      9/01/2037       9,205
  6,345     Spotsylvania County EDA (INS)                        5.00      2/01/2031       6,253
  7,400     Stafford County and City of Stauton IDA (INS)        5.25      8/01/2031       7,182
 16,155     Stafford County and City of Stauton IDA (INS)        5.25      8/01/2036      15,520
 10,000     Tobacco Settlement Financing Corp.                   5.00      6/01/2047       5,088
 10,850     Univ. of Virginia                                    5.00      6/01/2027      11,136
 10,395     Virginia Beach (PRE)(a)                              5.50      8/01/2025      11,060
  1,000     Virginia Beach Dev. Auth.                            6.15      7/01/2027         724
  5,000     Watkins Centre Community Dev. Auth.                  5.40      3/01/2020       3,889
                                                                                        --------
                                                                                         477,340
                                                                                        --------
            DISTRICT OF COLUMBIA (0.6%)
  2,825     Metropolitan Airports Auth.(b)                       5.00     10/01/2029       2,782
                                                                                        --------
            PUERTO RICO (1.4%)
  6,180     Commonwealth (PRE)                                   5.25      7/01/2032       7,321
                                                                                        --------
            Total Fixed-Rate Instruments (cost: $528,583)                                487,443
                                                                                        --------

            VARIABLE-RATE DEMAND NOTES (2.5%)
            PUERTO RICO (2.5%)
 12,700     Highway & Transportation Auth. (LIQ)(INS)(c)
              (cost: $12,700)                                    4.10      7/01/2035      12,700
                                                                                        --------

            TOTAL INVESTMENTS (COST: $541,283)                                          $500,143
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) At March 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (b) At March 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $2,782,000.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $541,283)        $500,143
  Cash                                                                    1,460
  Receivables:
    Capital shares sold                                                      96
    Interest                                                              8,351
                                                                       --------
      Total assets                                                      510,050
                                                                       --------
LIABILITIES
  Payables:
    Securities purchased                                                  2,730
    Capital shares redeemed                                                  94
    Dividends on capital shares                                             484
  Accrued management fees                                                   114
  Accrued transfer agent's fees                                               1
  Other accrued expenses and payables                                        51
                                                                       --------
      Total liabilities                                                   3,474
                                                                       --------
        Net assets applicable to capital shares outstanding            $506,576
                                                                       ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $548,788
  Overdistribution of net investment income                                 (17)
  Accumulated net realized loss on investments                           (1,055)
  Net unrealized depreciation of investments                            (41,140)
                                                                       --------
        Net assets applicable to capital shares outstanding            $506,576
                                                                       ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                             49,515
                                                                       ========
  Net asset value, redemption price, and offering price per share      $  10.23
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                      $ 27,908
                                                                       --------
EXPENSES
  Management fees                                                         1,540
  Administration and servicing fees                                         781
  Transfer agent's fees                                                     200
  Custody and accounting fees                                                83
  Postage                                                                    18
  Shareholder reporting fees                                                 20
  Trustees' fees                                                             10
  Registration fees                                                           1
  Professional fees                                                          54
  Other                                                                      16
                                                                       --------
      Total expenses                                                      2,723
  Expenses paid indirectly                                                   (1)
                                                                       --------
      Net expenses                                                        2,722
                                                                       --------
NET INVESTMENT INCOME                                                    25,186
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                          37
  Change in net unrealized appreciation/depreciation                    (33,252)
                                                                       --------
      Net realized and unrealized loss                                  (33,215)
                                                                       --------
  Decrease in net assets resulting from operations                     $ (8,029)
                                                                       ========

See accompanying notes to financial statements.

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                       2009             2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $ 25,186        $  24,026
  Net realized gain (loss) on investments                                37             (663)
  Change in net unrealized appreciation/depreciation of
    investments                                                     (33,252)         (29,629)
                                                                   -------------------------
    Decrease in net assets resulting from operations                 (8,029)          (6,266)
                                                                   -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (25,188)         (24,040)
  Net realized gains                                                      -           (1,043)
                                                                   -------------------------
    Distributions to shareholders                                   (25,188)         (25,083)
                                                                   -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          56,733           62,620
  Reinvested dividends                                               19,068           18,850
  Cost of shares redeemed                                           (69,790)         (68,333)
                                                                   -------------------------
    Increase in net assets from capital share transactions            6,011           13,137
                                                                   -------------------------
  Net decrease in net assets                                        (27,206)         (18,212)

NET ASSETS
  Beginning of year                                                 533,782          551,994
                                                                   -------------------------
  End of year                                                      $506,576        $ 533,782
                                                                   =========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of year                                                      $    (17)       $       2
                                                                   =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         5,364            5,569
  Shares issued for dividends reinvested                              1,823            1,684
  Shares redeemed                                                    (6,712)          (6,078)
                                                                   -------------------------
    Increase in shares outstanding                                      475            1,175
                                                                   =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL
STATEMENTS

March 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                 $          -
    Level 2 -- Other Significant Observable Inputs            500,143,000
    Level 3 -- Significant Unobservable Inputs                          -
    ----------------------------------------------------------------------------
    Total                                                    $500,143,000
    ----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

    securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,730,000, all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $1,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase overdistribution of net investment income and decrease accumulated net realized loss on investments by $17,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes and differences in the classification of market discount. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2009, and 2008, was as follows:

                                                  2009                  2008
                                              ---------------------------------
Tax-exempt income                             $25,188,000           $24,040,000
Ordinary income*                                        -                43,000
Net long-term capital gains                             -             1,000,000

As of March 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                    $    467,000
Accumulated capital and other losses                                 (1,050,000)
Unrealized depreciation                                             (41,146,000)

* Represents short-term realized capital gains, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2009, the Fund had a capital loss carryover of $1,050,000, for federal income tax purposes, which will expire in 2017 if not offset by subsequent capital gains. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryover has been used or expired.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2009, were $8,173,000 and $6,685,000, respectively.

As of March 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $541,289,000.

Gross unrealized appreciation and depreciation of investments as of March 31, 2009, for federal income tax purposes, were $12,939,000 and $54,085,000, respectively, resulting in net unrealized depreciation of $41,146,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance

================================================================================

34  | USAA VIRGINIA BOND FUND

================================================================================

    adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2009, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Virginia Municipal Debt Funds Index over the performance period. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended March 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,540,000, which is net of a (0.02)% performance adjustment of $(120,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $781,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2009, the Fund reimbursed the Manager $7,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

    Additionally, in April 2009, the Trust's Board of Trustees approved the reimbursement of a portion of the costs associated with compliance services for the funds incurred by the Manager. The Fund will incur these expenses beginning with its 2010 fiscal year.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $200,000.

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36  | USAA VIRGINIA BOND FUND

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D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008; hence, the Fund will include any required disclosures for periods beginning after April 1, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED MARCH 31,
                                              -----------------------------------------------------------------
                                                  2009            2008         2007         2006           2005
                                              -----------------------------------------------------------------
Net asset value at beginning of period        $  10.88        $  11.53     $  11.52     $  11.60       $  11.83
                                              -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .51             .50          .49          .50            .50
  Net realized and unrealized gain (loss)         (.65)           (.63)         .07         (.08)          (.23)
                                              -----------------------------------------------------------------
Total from investment operations                  (.14)           (.13)         .56          .42            .27
                                              -----------------------------------------------------------------
Less distributions from:
  Net investment income                           (.51)           (.50)        (.49)        (.50)          (.50)
  Realized capital gains                             -            (.02)        (.06)           -              -
                                              -----------------------------------------------------------------
Total distributions                               (.51)           (.52)        (.55)        (.50)          (.50)
                                              -----------------------------------------------------------------
Net asset value at end of period              $  10.23        $  10.88     $  11.53     $  11.52       $  11.60
                                              =================================================================
Total return (%)*                                (1.29)          (1.17)        4.99         3.61           2.34
Net assets at end of period (000)             $506,576        $533,782     $551,994     $533,400       $514,814
Ratios to average net assets:**
  Expenses (%)(a)                                  .52             .54          .58          .58            .60
  Net investment income (%)                       4.84            4.42         4.25         4.25           4.28
Portfolio turnover (%)                               1              19           40           28              7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended March 31, 2009, average net assets were $520,616,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The
    Fund's expenses paid indirectly decreased the expense ratios as follows:

                                                  (.00%)(+)       (.01%)       (.01%)       (.00%)(+)      (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

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38  | USAA VIRGINIA BOND FUND

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EXPENSE EXAMPLE

March 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2008, through March 31, 2009.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSE PAID
                                      BEGINNING             ENDING           DURING PERIOD*
                                    ACCOUNT VALUE       ACCOUNT VALUE       OCTOBER 1, 2008 -
                                   OCTOBER 1, 2008      MARCH 31, 2009       MARCH 31, 2009
                                   ----------------------------------------------------------
Actual                                $1,000.00            $1,012.80              $2.51
Hypothetical
  (5% return before expenses)          1,000.00             1,022.44               2.52

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.28% for the six-month period of October 1, 2008, through March 31, 2009.

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40  | USAA VIRGINIA BOND FUND

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TRUSTEES' AND OFFICERS'
INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of March 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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42  | USAA VIRGINIA BOND FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA
      Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

44  | USAA VIRGINIA BOND FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FPS, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

46  | USAA VIRGINIA BOND FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------

ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------

TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------

CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------

INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------

MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

     USAA
     9800 Fredericksburg Road                                     --------------
     San Antonio, TX 78288                                           PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
40862-0509                                   (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2009 and 2008 were $264,914 and $249,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/01/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/01/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/01/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.